Financial Instruments - Summary of Maximum Exposure to Credit Risk for Trade and Subscriber Receivables, Other Assets and Cash and Cash Equivalent Arising from Sales Transactions Including those Classified as Due from Related Parties (Detail) - TRY (₺)
₺ in Thousands
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount | Other assets
Disclosure of provision matrix [line items]
Financial assets	₺ 74,271,772	₺ 70,867,716
Gross Carrying Amount | Other assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	71,631,176	67,227,170
Gross Carrying Amount | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	834,801	620,561
Gross Carrying Amount | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	194,114	293,019
Gross Carrying Amount | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	129,960	141,299
Gross Carrying Amount | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	94,004	119,245
Gross Carrying Amount | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	74,345	154,017
Gross Carrying Amount | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	859,148	1,358,963
Gross Carrying Amount | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	293,438	572,029
Gross Carrying Amount | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	160,786	381,413
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent
Disclosure of provision matrix [line items]
Financial assets	58,761,624
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix [line items]
Financial assets	58,617,700
Gross Carrying Amount | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Overdue
Disclosure of provision matrix [line items]
Financial assets	143,924
Gross Carrying Amount | Contract assets
Disclosure of provision matrix [line items]
Financial assets	3,296,409	3,235,056
Gross Carrying Amount | Contract assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	3,296,409	3,235,056
Gross Carrying Amount | Other assets from financial services
Disclosure of provision matrix [line items]
Financial assets	6,582,614	6,017,248
Gross Carrying Amount | Other assets from financial services | Not Due
Disclosure of provision matrix [line items]
Financial assets	5,869,236	5,478,565
Gross Carrying Amount | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	451,234	297,465
Gross Carrying Amount | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	83,488	52,668
Gross Carrying Amount | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	21,403	20,849
Gross Carrying Amount | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	26,123	28,344
Gross Carrying Amount | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	9,133	11,305
Gross Carrying Amount | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	113,693	115,498
Gross Carrying Amount | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	2,070	3,627
Gross Carrying Amount | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	6,234	8,927
Loss Allowance | Other assets
Disclosure of provision matrix [line items]
Financial assets	(605,225)	(1,090,853)	₺ (1,725,936)
Loss Allowance | Other assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	(79,942)	(217,408)
Loss Allowance | Other assets | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(14,424)	(9,277)
Loss Allowance | Other assets | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(8,940)	(9,028)
Loss Allowance | Other assets | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(6,611)	(7,846)
Loss Allowance | Other assets | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(6,789)	(9,679)
Loss Allowance | Other assets | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(7,294)	(12,671)
Loss Allowance | Other assets | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(184,182)	(320,263)
Loss Allowance | Other assets | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(208,805)	(316,400)
Loss Allowance | Other assets | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(88,238)	(188,281)
Loss Allowance | Derivative financial instruments, financial assets, other assets and cash and cash equivalent | Not Due
Disclosure of provision matrix [line items]
Financial assets	(34,610)
Loss Allowance | Contract assets
Disclosure of provision matrix [line items]
Financial assets	(3,389)	(12,104)	(16,893)
Loss Allowance | Contract assets | Not Due
Disclosure of provision matrix [line items]
Financial assets	(3,389)	(12,104)
Loss Allowance | Other assets from financial services
Disclosure of provision matrix [line items]
Financial assets	(146,952)	(148,159)	₺ (249,272)
Loss Allowance | Other assets from financial services | Not Due
Disclosure of provision matrix [line items]
Financial assets	(33,483)	(33,009)
Loss Allowance | Other assets from financial services | Less Than 30 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(3,480)	(2,969)
Loss Allowance | Other assets from financial services | Less Than 60 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(1,290)	(603)
Loss Allowance | Other assets from financial services | Less Than 90 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(1,491)	(323)
Loss Allowance | Other assets from financial services | Less Than 120 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(10,315)	(11,610)
Loss Allowance | Other assets from financial services | Less Than 150 Days Past Due
Disclosure of provision matrix [line items]
Financial assets	(4,721)	(5,938)
Loss Allowance | Other assets from financial services | Less Than 3 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(83,877)	(81,167)
Loss Allowance | Other assets from financial services | Less Than 4 years Past Due
Disclosure of provision matrix [line items]
Financial assets	(2,063)	(3,612)
Loss Allowance | Other assets from financial services | Less Than 5 years Past Due
Disclosure of provision matrix [line items]
Financial assets	₺ (6,232)	₺ (8,928)